Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature [Abstract]
Expenses by nature
5.	Expenses by nature

	2024 US$’000	2023 US$’000	2022 US$’000
Hafnia Vessels and TC Vessels
Fuel oil consumed	357,532	349,081	388,497
Port costs	150,806	158,967	122,331
Brokers’ commission expenses	26,245	26,451	27,080
Other voyage expenses	8,809	2,633	10,096
Pool allocation	925	11,733	31,851
Voyage expenses	544,317	548,865	579,855

External Vessels in Disponent-Owner Pools
Fuel oil consumed	190,064	161,820	—
Port costs	71,231	62,691	—
Brokers’ commission expenses	51,386	48,500	—
Other voyage expenses	18,369	14,532	—
Pool allocation	1,752	(7,794)	—
Voyage expenses	332,802	279,749	—

	2024 US$’000	2023 US$’000	2022 US$’000

Employee benefits (Note 6)	167,275	163,462	167,098
Maintenance and repair expenses	79,716	76,994	70,584
Insurance expenses	13,143	12,234	11,832
Other vessel operating expenses	17,907	16,179	14,389
Vessel operating expenses	278,041	268,869	263,903
Corporate support service fee	2,730	5,090	4,191
Employee benefits (Note 6)	50,605	42,816	37,766
Other operating expenses	26,111	21,665	17,567
Other expenses	79,446	69,571	59,524